RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 3.5%
------------------------------------------------------------------------
     $  905        Rhode Island Health and Educational
                   Building Corp., (Higher Education
                   Facility-Brown University),
                   5.00%, 9/1/23                             $   929,670
      1,000        Rhode Island Health and Educational
                   Building Corp., (Higher Education
                   Facility-Salve Regina), 5.125%, 3/15/32     1,016,920
------------------------------------------------------------------------
                                                             $ 1,946,590
------------------------------------------------------------------------
General Obligations -- 0.2%
------------------------------------------------------------------------
     $  225        Puerto Rico, 0.00%, 7/1/16                $   126,070
------------------------------------------------------------------------
                                                             $   126,070
------------------------------------------------------------------------
Hospital -- 8.9%
------------------------------------------------------------------------
     $1,000        Rhode Island Health and Educational
                   Building Corp., (Hospital
                   Financing-Lifespan Obligation Group),
                   6.50%, 8/15/32                            $ 1,026,350
        750        Rhode Island Health and Educational
                   Building Corp., (Westerly Hospital),
                   5.60%, 7/1/31                                 752,250
        500        Rhode Island HEFA, (Newport Hospital),
                   5.30%, 7/1/29                                 473,995
      1,250        Rhode Island HEFA, (South County
                   Hospital), 5.75%, 11/15/26                  1,256,387
        725        Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                     613,546
        830        Rhode Island HEFA, (Westerly Hospital),
                   6.00%, 7/1/14                                 819,243
------------------------------------------------------------------------
                                                             $ 4,941,771
------------------------------------------------------------------------
Housing -- 1.5%
------------------------------------------------------------------------
     $   65        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    70,784
        585        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.60%, 10/1/25          608,318
        135        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.55%, 10/1/22          135,451
------------------------------------------------------------------------
                                                             $   814,553
------------------------------------------------------------------------
Industrial Development Revenue -- 0.1%
------------------------------------------------------------------------
     $  400        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26           $    74,000
------------------------------------------------------------------------
                                                             $    74,000
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education -- 17.7%
------------------------------------------------------------------------
     $1,000        Rhode Island Health and Educational
                   Building Corp., (Rhode Island College),
                   (AMBAC), 5.625%, 9/15/30                  $ 1,074,120
      2,350        Rhode Island Health and Educational
                   Building Corp., (School of Design),
                   (MBIA), 5.00%, 6/1/31                       2,392,041
      2,145        Rhode Island HEFA, (Bryant College),
                   (AMBAC), 5.00%, 12/1/31                     2,178,784
      1,575        Rhode Island HEFA, (Johnson and Wales
                   University), (MBIA), 5.00%, 4/1/29          1,599,381
        500        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/24            507,730
        400        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/28            404,196
      1,000        Rhode Island HEFA, (University of Rhode
                   Island), (AMBAC), 5.70%, 9/15/30            1,079,350
        500        Rhode Island HEFA, (University of Rhode
                   Island), (MBIA), 5.50%, 9/15/19               550,300
------------------------------------------------------------------------
                                                             $ 9,785,902
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.2%
------------------------------------------------------------------------
     $1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                     $   915,337
        300        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(1)(2)           446,322
        335        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(1)(3)                                  382,516
------------------------------------------------------------------------
                                                             $ 1,744,175
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 4.2%
------------------------------------------------------------------------
     $  255        Rhode Island Clean Water Protection
                   Finance Agency, Water Pollution Control,
                   (MBIA), Prerefunded to 10/1/04,
                   5.85%, 10/1/09                            $   277,524
        230        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.75%, 8/1/21                       267,350
        500        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.80%, 8/1/09                       584,710
      1,000        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.80%, 8/1/12                     1,178,680
------------------------------------------------------------------------
                                                             $ 2,308,264
------------------------------------------------------------------------
Insured-General Obligations -- 7.4%
------------------------------------------------------------------------
     $1,000        North Kingstown, (FGIC), 5.875%, 10/1/25  $ 1,111,390
      1,000        Providence, (FGIC), 5.00%, 1/15/26          1,022,860
        500        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(1)(2)                                  573,345

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $  375        Rhode Island and Providence Plantations,
                   (FGIC), 4.75%, 9/1/17                     $   389,452
        335        Rhode Island and Providence Plantations,
                   (FGIC), 5.375%, 6/1/19                        361,596
        575        Warwick, (AMBAC), 5.00%, 7/15/21              602,600
------------------------------------------------------------------------
                                                             $ 4,061,243
------------------------------------------------------------------------
Insured-Hospital -- 3.5%
------------------------------------------------------------------------
     $1,900        Rhode Island HEFA, (Lifespan), (MBIA),
                   5.25%, 5/15/26                            $ 1,932,186
------------------------------------------------------------------------
                                                             $ 1,932,186
------------------------------------------------------------------------
Insured-Housing -- 4.6%
------------------------------------------------------------------------
     $1,000        Rhode Island Housing and Mortgage
                   Finance Corp., (Rental Housing Program),
                   (FSA), (AMT), 5.25%, 10/1/31              $ 1,012,610
      1,000        Rhode Island Housing and Mortgage
                   Finance Corp., (Rental Housing Program),
                   (FSA), (AMT), 5.55%, 10/1/32                1,034,440
        500        Villa Excelsior Housing Development
                   Corp., (MBIA), 6.85%, 1/1/24                  519,925
------------------------------------------------------------------------
                                                             $ 2,566,975
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.3%
------------------------------------------------------------------------
     $  500        Providence Public Building Authority,
                   (School and Public Facilities Projects),
                   (FSA), 5.00%, 12/15/18                    $   525,130
        750        Puerto Rico Public Finance Corp.,
                   (MBIA), 5.00%, 8/1/31                         769,222
------------------------------------------------------------------------
                                                             $ 1,294,352
------------------------------------------------------------------------
Insured-Solid Waste -- 1.4%
------------------------------------------------------------------------
     $  750        Rhode Island Resource Recovery Corp.,
                   (MBIA), (AMT), 5.00%, 3/1/22              $   756,682
------------------------------------------------------------------------
                                                             $   756,682
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.3%
------------------------------------------------------------------------
     $1,000        Convention Center Authority of Rhode
                   Island, (MBIA), 5.00%, 5/15/20(4)         $ 1,000,540
      2,300        Convention Center Authority of Rhode
                   Island, (MBIA), 5.25%, 5/15/15              2,589,271
        500        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(3)                                  522,505
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
        420        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                 $   448,354
------------------------------------------------------------------------
                                                             $ 4,560,670
------------------------------------------------------------------------
Insured-Transportation -- 7.3%
------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $ 1,756,493
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/38              509,245
        250        Rhode Island Economic Development Corp.
                   Airport, (FSA), 5.00%, 7/1/23                 254,468
      1,500        Rhode Island Economic Development Corp.
                   Airport, (FSA), 5.00%, 7/1/28               1,515,600
------------------------------------------------------------------------
                                                             $ 4,035,806
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.6%
------------------------------------------------------------------------
     $1,500        Kent County Water Authority, (MBIA),
                   6.35%, 7/15/14                            $ 1,617,240
        750        Rhode Island Clean Water, Safe Drinking
                   Water, (AMBAC), 6.70%, 1/1/15                 823,883
        350        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.40%, 10/1/15                                398,388
        245        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.85%, 10/1/09                                265,925
------------------------------------------------------------------------
                                                             $ 3,105,436
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.9%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Buildings Authority,
                   5.25%, 7/1/21                             $   517,305
------------------------------------------------------------------------
                                                             $   517,305
------------------------------------------------------------------------
Miscellaneous -- 3.1%
------------------------------------------------------------------------
     $  515        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(1)(2)   $   648,164
      1,000        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/40                   1,082,030
------------------------------------------------------------------------
                                                             $ 1,730,194
------------------------------------------------------------------------
Nursing Home -- 4.9%
------------------------------------------------------------------------
     $  500        Rhode Island HEFA, (Roger Williams
                   Realty), 6.50%, 8/1/29                    $   547,700
      1,275        Rhode Island HEFA, (Steere House),
                   5.80%, 7/1/20                               1,191,233

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
     $1,000        Rhode Island HEFA, (Tockwotton Home),
                   6.25%, 8/15/22                            $   980,450
------------------------------------------------------------------------
                                                             $ 2,719,383
------------------------------------------------------------------------
Other Revenue -- 1.5%
------------------------------------------------------------------------
     $1,000        Tobacco Settlement Financing Corp.,
                   6.25%, 6/1/42                             $   838,750
------------------------------------------------------------------------
                                                             $   838,750
------------------------------------------------------------------------
Pooled Loans -- 1.5%
------------------------------------------------------------------------
     $  750        Rhode Island Student Loan Authority,
                   (AMT), 5.60%, 12/1/12                     $   805,763
------------------------------------------------------------------------
                                                             $   805,763
------------------------------------------------------------------------
Special Tax Revenue -- 3.7%
------------------------------------------------------------------------
     $1,500        Providence, Tax Increment, 7.65%, 6/1/16  $ 1,562,520
        500        Tiverton, Obligation Tax Increment,
                   (Mount Hope Bay Village),
                   6.875%, 5/1/22                                504,590
------------------------------------------------------------------------
                                                             $ 2,067,110
------------------------------------------------------------------------
Water and Sewer -- 1.8%
------------------------------------------------------------------------
     $  955        Rhode Island Clean Water, PCR,
                   5.00%, 10/1/22                            $   989,714
------------------------------------------------------------------------
                                                             $   989,714
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $50,627,820)                             $53,722,894
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $ 1,576,857
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $55,299,751
------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 67.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.4% to 34.6% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                      CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $214,307,597        $242,010,818          $194,700,197             $15,483,054
   Unrealized appreciation                  31,698,953          20,729,625            16,529,826               1,262,995
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $246,006,550        $262,740,443          $211,230,023             $16,746,049
-----------------------------------------------------------------------------------------------------------------------------
Cash                                      $  1,773,825        $  1,571,739          $    559,215             $   486,395
Receivable for investments sold              2,538,501           1,215,000                20,000                  65,261
Interest receivable                          3,289,363           5,215,046             2,781,241                 267,783
Prepaid expenses                                   439                 465                   380                      26
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $253,608,678        $270,742,693          $214,590,859             $17,565,514
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased         $  2,631,905        $         --          $         --             $        --
Payable for daily variation margin
   on open financial futures
   contracts                                   433,125             381,562               341,344                  16,500
Accrued expenses                                29,293              31,794                22,284                  14,066
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $  3,094,323        $    413,356          $    363,628             $    30,566
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $250,514,355        $270,329,337          $214,227,231             $17,534,948
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $218,449,798        $249,263,495          $197,388,772             $16,256,526
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         32,064,557          21,065,842            16,838,459               1,278,422
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $250,514,355        $270,329,337          $214,227,231             $17,534,948
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $294,776,286      $164,506,689        $50,627,820              $25,775,082
   Unrealized appreciation           39,158,188         9,520,322          3,095,074                1,816,739
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $333,934,474      $174,027,011        $53,722,894              $27,591,821
-------------------------------------------------------------------------------------------------------------------
Cash                               $  5,035,154      $    719,485        $   602,608              $        --
Receivable for investments
   sold                                      --         2,164,240            280,000                       --
Interest receivable                   6,236,744         2,952,557            901,920                  345,351
Prepaid expenses                            591               314                109                       47
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $345,206,963      $179,863,607        $55,507,531              $27,937,219
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $    562,031      $    319,687        $    61,875              $    22,687
Demand note payable                          --                --                 --                  300,000
Payable for open swap
   contracts                            781,954                --            130,326                       --
Payable for when-issued
   securities                                --         1,468,997                 --                       --
Due to bank                                  --                --                 --                   43,839
Payable to affiliate for
   Trustees' fees                            --               330                 --                       42
Accrued expenses                         31,880            19,724             15,579                   12,709
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $  1,375,865      $  1,808,738        $   207,780              $   379,277
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $343,831,098      $178,054,869        $55,299,751              $27,557,942
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $305,042,943      $168,436,955        $52,254,103              $25,716,864
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  38,788,155         9,617,914          3,045,648                1,841,078
-------------------------------------------------------------------------------------------------------------------
TOTAL                              $343,831,098      $178,054,869        $55,299,751              $27,557,942
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

                                      CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 7,364,320          $ 8,056,554           $ 6,241,890              $ 481,983
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 7,364,320          $ 8,056,554           $ 6,241,890              $ 481,983
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   593,003          $   599,416           $   457,535              $  13,225
Trustees fees and expenses                      8,379                8,163                 7,260                     93
Legal and accounting services                  20,061               20,917                12,580                  8,689
Custodian fee                                  74,482               87,526                64,927                  7,975
Miscellaneous                                   6,519                5,408                 7,621                  2,138
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   702,444          $   721,430           $   549,923              $  32,120
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    19,764          $    13,344           $    12,982              $   1,666
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    19,764          $    13,344           $    12,982              $   1,666
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   682,680          $   708,086           $   536,941              $  30,454
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 6,681,640          $ 7,348,468           $ 5,704,949              $ 451,529
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $ 3,248,910          $    29,860           $ 1,049,323              $  (1,462)
   Financial futures contracts             (1,365,692)          (1,441,481)           (2,067,206)               (64,198)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ 1,883,218          $(1,411,621)          $(1,017,883)             $ (65,660)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(9,665,913)         $(5,149,773)          $(3,911,564)             $(221,336)
   Financial futures contracts              1,018,824            1,098,307             1,652,822                 58,975
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(8,647,089)         $(4,051,466)          $(2,258,742)             $(162,361)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(6,763,871)         $(5,463,087)          $(3,276,625)             $(228,021)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $   (82,231)         $ 1,885,381           $ 2,428,324              $ 223,508
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

                                      NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                 $ 9,964,023       $ 5,661,186         $ 1,529,817               $ 736,947
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 9,964,023       $ 5,661,186         $ 1,529,817               $ 736,947
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   762,727       $   387,126         $    80,628               $  26,272
Trustees fees and expenses                     9,498             6,307               3,532                     848
Legal and accounting services                 22,021            10,094               9,767                   8,246
Custodian fee                                 92,434            58,243              18,112                  11,338
Miscellaneous                                  7,401             4,482               3,449                   2,307
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   894,081       $   466,252         $   115,488               $  49,011
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    17,102       $    18,170         $     5,810               $   3,542
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    17,102       $    18,170         $     5,810               $   3,542
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   876,979       $   448,082         $   109,678               $  45,469
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 9,087,044       $ 5,213,104         $ 1,420,139               $ 691,478
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $ 1,937,058       $(1,303,723)        $     1,286               $  82,290
   Financial futures contracts            (2,436,170)       (1,492,618)           (284,417)               (123,673)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $  (499,112)      $(2,796,341)        $  (283,131)              $ (41,383)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(9,915,767)      $(1,985,052)        $(1,188,468)              $(628,391)
   Financial futures contracts             2,151,745         1,291,258             197,280                  94,167
   Interest rate swap contracts              (37,154)               --              (6,193)                     --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(7,801,176)      $  (693,794)        $  (997,381)              $(534,224)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(8,300,288)      $(3,490,135)        $(1,280,512)              $(575,607)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   786,756       $ 1,722,969         $   139,627               $ 115,871
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

INCREASE (DECREASE) IN NET ASSETS     CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  6,681,640        $  7,348,468          $  5,704,949             $   451,529
   Net realized gain (loss)                  1,883,218          (1,411,621)           (1,017,883)                (65,660)
   Net change in unrealized
      appreciation (depreciation)           (8,647,089)         (4,051,466)           (2,258,742)               (162,361)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $    (82,231)       $  1,885,381          $  2,428,324             $   223,508
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 11,274,076        $ 14,849,701          $ 13,845,171             $ 1,369,858
   Withdrawals                             (20,079,447)        (23,148,858)          (18,830,762)             (1,458,986)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $ (8,805,371)       $ (8,299,157)         $ (4,985,591)            $   (89,128)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $ (8,887,602)       $ (6,413,776)         $ (2,557,267)            $   134,380
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $259,401,957        $276,743,113          $216,784,498             $17,400,568
-----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $250,514,355        $270,329,337          $214,227,231             $17,534,948
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

INCREASE (DECREASE) IN NET ASSETS     NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  9,087,044      $  5,213,104        $ 1,420,139              $   691,478
   Net realized loss                         (499,112)       (2,796,341)          (283,131)                 (41,383)
   Net change in unrealized
      appreciation (depreciation)          (7,801,176)         (693,794)          (997,381)                (534,224)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $    786,756      $  1,722,969        $   139,627              $   115,871
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 20,550,902      $ 10,970,948        $ 5,490,931              $ 1,904,832
   Withdrawals                            (28,318,238)      (15,606,759)        (5,211,174)              (1,873,442)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $ (7,767,336)     $ (4,635,811)       $   279,757              $    31,390
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $ (6,980,580)     $ (2,912,842)       $   419,384              $   147,261
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                   $350,811,678      $180,967,711        $54,880,367              $27,410,681
-------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $343,831,098      $178,054,869        $55,299,751              $27,557,942
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

INCREASE (DECREASE) IN NET ASSETS     CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 13,404,772        $ 15,541,708          $ 11,079,200             $   905,911
   Net realized gain (loss)                 (4,240,325)          1,068,922            (1,566,300)                (82,117)
   Net change in unrealized
      appreciation (depreciation)           12,344,725           6,153,854             7,679,515                 498,340
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 21,509,172        $ 22,764,484          $ 17,192,415             $ 1,322,134
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 23,530,741        $ 29,976,952          $ 30,424,890             $ 1,762,103
   Withdrawals                             (33,693,524)        (48,969,838)          (27,829,354)             (2,714,747)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS       $(10,162,783)       $(18,992,886)         $  2,595,536             $  (952,644)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 11,346,389        $  3,771,598          $ 19,787,951             $   369,490
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                      $248,055,568        $272,971,515          $196,996,547             $17,031,078
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $259,401,957        $276,743,113          $216,784,498             $17,400,568
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

INCREASE (DECREASE) IN NET ASSETS     NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 18,200,425      $ 10,237,915        $ 2,540,112              $ 1,319,723
   Net realized gain (loss)                  (920,654)       (4,432,906)            47,173                  (15,337)
   Net change in unrealized
      appreciation (depreciation)          14,390,163         7,204,108          1,605,623                1,021,276
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 31,669,934      $ 13,009,117        $ 4,192,908              $ 2,325,662
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 35,116,666      $ 15,557,638        $ 9,649,190              $ 2,422,477
   Withdrawals                            (54,825,386)      (30,657,752)        (4,328,005)              (2,313,941)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $(19,708,720)     $(15,100,114)       $ 5,321,185              $   108,536
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $ 11,961,214      $ (2,090,997)       $ 9,514,093              $ 2,434,198
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $338,850,464      $183,058,708        $45,366,274              $24,976,483
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $350,811,678      $180,967,711        $54,880,367              $27,410,681
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 CALIFORNIA PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.57%(2)         0.55%         0.57%        0.58%        0.56%        0.55%
   Expenses after custodian
      fee reduction                       0.55%(2)         0.55%         0.54%        0.57%        0.54%        0.53%
   Net investment income                  5.38%(2)         5.44%         5.26%        5.65%        5.30%        5.33%
Portfolio Turnover                          10%               3%           26%          13%          28%          16%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.10%            9.03%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $250,514         $259,402      $248,056     $238,820     $270,200     $312,009
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   FLORIDA PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.54%(2)         0.54%         0.54%        0.56%        0.52%        0.51%
   Expenses after custodian
      fee reduction                       0.53%(2)         0.50%         0.48%        0.51%        0.48%        0.47%
   Net investment income                  5.45%(2)         5.72%         5.68%        5.72%        5.26%        5.03%
Portfolio Turnover                           9%              19%           11%          12%          40%          25%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.69%            8.73%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $270,329         $276,743      $272,972     $277,857     $346,843     $456,020
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% to 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MASSACHUSETTS PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(2)         0.51%         0.52%        0.54%        0.52%        0.54%
   Expenses after custodian
      fee reduction                       0.51%(2)         0.49%         0.48%        0.52%        0.50%        0.52%
   Net investment income                  5.38%(2)         5.53%         5.47%        5.79%        5.40%        5.36%
Portfolio Turnover                          19%              10%            8%          15%          24%          28%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.19%            8.76%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $214,227         $216,784      $196,997     $177,160     $212,277     $250,726
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% to 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MISSISSIPPI PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.38%(2)          0.40%        0.42%       0.47%       0.36%       0.37%
   Expenses after custodian
      fee reduction                      0.36%(2)          0.38%        0.37%       0.45%       0.34%       0.35%
   Net investment income                 5.34%(2)          5.34%        5.33%       5.55%       5.30%       5.21%
Portfolio Turnover                          3%               10%          11%          4%         16%         17%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.43%             8.08%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $17,535           $17,401      $17,031     $15,827     $17,937     $20,740
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% to 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  NEW YORK PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.53%(2)         0.52%         0.53%        0.54%        0.53%        0.53%
   Expenses after custodian
      fee reduction                       0.52%(2)         0.52%         0.53%        0.54%        0.52%        0.51%
   Net investment income                  5.34%(2)         5.41%         5.15%        5.56%        5.30%        5.28%
Portfolio Turnover                           8%               7%           19%          27%          41%          55%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.24%            9.84%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $343,831         $350,812      $338,850     $335,488     $402,118     $486,064
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                    OHIO PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.53%(2)         0.52%         0.53%        0.57%        0.55%        0.56%
   Expenses after custodian
      fee reduction                       0.51%(2)         0.51%         0.52%        0.57%        0.54%        0.54%
   Net investment income                  5.89%(2)         5.72%         5.87%        6.00%        5.54%        5.50%
Portfolio Turnover                           5%              15%           22%          28%          59%          17%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.05%            7.43%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $178,055         $180,968      $183,059     $183,968     $216,464     $255,030
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              RHODE ISLAND PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.42%(2)          0.41%        0.40%       0.43%       0.39%       0.39%
   Expenses after custodian
      fee reduction                      0.40%(2)          0.38%        0.35%       0.40%       0.35%       0.36%
   Net investment income                 5.23%(2)          5.23%        5.33%       5.66%       5.24%       5.28%
Portfolio Turnover                         14%               13%          14%         15%         18%         24%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.19%             8.57%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $55,300           $54,880      $45,366     $37,755     $41,732     $42,071
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% to 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              WEST VIRGINIA PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.37%(2)          0.37%        0.39%       0.45%       0.40%       0.37%
   Expenses after custodian
      fee reduction                      0.34%(2)          0.36%        0.35%       0.43%       0.38%       0.34%
   Net investment income                 5.12%(2)          5.19%        5.32%       5.48%       5.13%       5.34%
Portfolio Turnover                          6%               19%          12%          7%         32%         16%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.39%             9.41%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $27,558           $27,411      $24,976     $24,930     $26,961     $31,920
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% to 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. At March 31, 2003, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 L Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2003, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California                                $593,003            0.48%
    Florida                                    599,416            0.44%
    Massachusetts                              457,535            0.43%
    Mississippi                                 13,225            0.16%
    New York                                   762,727            0.45%
    Ohio                                       387,126            0.44%
    Rhode Island                                80,628            0.30%
    West Virginia                               26,272            0.19%

 * Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2003 were as follows:

    CALIFORNIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $25,140,591
    Sales                                      26,581,836
    FLORIDA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $23,448,433
    Sales                                      28,969,866
    MASSACHUSETTS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $42,431,473
    Sales                                      40,780,702

    MISSISSIPPI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   510,445
    Sales                                         434,932

    NEW YORK PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,260,451
    Sales                                      29,766,444
    OHIO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,464,270
    Sales                                      10,726,010
    RHODE ISLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $10,407,097
    Sales                                       7,510,508

    WEST VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,026,782
    Sales                                       1,620,500

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2003, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $213,798,317
    ------------------------------------------------------
    Gross unrealized appreciation             $ 32,746,166
    Gross unrealized depreciation                 (537,934)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 32,208,232
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $241,801,596
    ------------------------------------------------------
    Gross unrealized appreciation             $ 23,258,615
    Gross unrealized depreciation               (2,319,768)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 20,938,847
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $193,944,291
    ------------------------------------------------------
    Gross unrealized appreciation             $ 18,058,289
    Gross unrealized depreciation                 (772,557)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 17,285,732
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 15,356,761
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,412,776
    Gross unrealized depreciation                  (23,488)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,389,288
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $294,432,553
    ------------------------------------------------------
    Gross unrealized appreciation             $ 42,880,795
    Gross unrealized depreciation               (3,378,874)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 39,501,921
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $164,473,301
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,777,795
    Gross unrealized depreciation               (4,224,085)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,553,710
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 50,627,820
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,564,822
    Gross unrealized depreciation                 (469,748)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,095,074
    ------------------------------------------------------
    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 25,736,954
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,971,714
    Gross unrealized depreciation                 (116,847)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,854,867
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the West Virginia Portfolio had an outstanding balance pursuant to this line of credit of $300,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2003 is as follows:

    FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      6/03        420 U.S. Treasury Bond    Short          $365,605
    ------------------------------------------------------------------------------------------------
    Florida                         6/03        370 U.S. Treasury Bond    Short          $336,217
    ------------------------------------------------------------------------------------------------
    Massachusetts                   6/03        331 U.S. Treasury Bond    Short          $308,633
    ------------------------------------------------------------------------------------------------
    Mississippi                     6/03        16 U.S. Treasury Bond     Short          $ 15,427
    ------------------------------------------------------------------------------------------------
    New York                        6/03        545 U.S. Treasury Bond    Short          $411,921
    ------------------------------------------------------------------------------------------------
    Ohio                            6/03        310 U.S. Treasury Bond    Short          $ 97,592
    ------------------------------------------------------------------------------------------------
    Rhode Island                    6/03        60 U.S. Treasury Bond     Short          $ 80,900
    ------------------------------------------------------------------------------------------------
    West Virginia                   6/03        22 U.S. Treasury Bond     Short          $ 24,339

   At March 31, 2003, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open future contracts.

   At March 31, 2003, New York Portfolio and Rhode Island Portfolio have entered into interest rate swap agreements with JP Morgan Chase Bank. Under the swap agreements, the Portfolios make bi-annual payments at a rate equal to 5.055% on the notional amounts of $6,000,000 and $1,000,000 from the New York Portfolio and Rhode Island Portfolio, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amounts. The value of the contracts, which terminate November 1, 2022, are recorded as a payable for open swap contracts of $781,954 and $130,326 for the New York Portfolio and Rhode Island Portfolio, respectively, on March 31, 2003.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of California, Florida, and Mississippi
Municipals Portfolios

Kristin S. Anagnost
Treasurer of California, Massachusetts,
Mississippi, New York, and
Rhode Island Portfolios

Barbara E. Campbell
Treasurer of Florida, Ohio, and
West Virginia Portfolios

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant